Note 17 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	Year ended December 31,
	2012	2011	2010

Balance, beginning of year	$5,794,896	$5,982,120	$6,829,498
New Loans	464,400	650,095	-
Repayments	(164,288)	(837,319)	(847,378)

Balance, end of year	$6,095,008	$5,794,896	$5,982,120